U.S. GLOBAL
LEADERS
------
GROWTH
FUND










SEMI-ANNUAL REPORT
For the Six Months Ended
December 31, 2001

U.S. GLOBAL
LEADERS
------
GROWTH
FUND



Dear Fellow Long-Term Investor:

The following summarizes investment performance for our Fund including comparisons with the S&P 500 Index:

                                   Year      5 Years       Inception
                                  Ending      Ending       9/30/95 to
                                 12/31/01     12/31/01     12/31/01
                                           (Annualized)   (Annualized)
--------------------------------------------------------------------------------
U.S. Global Leaders Growth Fund   -6.83%       14.17%       16.13%
   TAX ADJUSTED PRE-LIQUIDATION   -6.83        14.17        16.07
   TAX ADJUSTED POST-LIQUIDATION  -4.16        11.88        13.72



S&P 500 Index                    -11.91        10.68        13.13
Lipper Large Cap Growth Index    -23.87         7.50         9.62
Lipper International Fund Index  -19.33         2.76         4.72


"The future ain't what it used to be." Yogi Berra's way of saying it lacks the elegance of the quote of Alfred Marshall, the eminent economist of the early 20th century, which I cited in my July 2, 2001 letter: "Each business cycle has its own unique characteristics, never before experienced and never again to be repeated." But Yogi's words are just as apt and easier to remember.

It is already clear that certain aspects of this recession are indeed unique:
The speed with which it happened was much quicker than most people expected; it was not policy induced because of inflation fears; and it most likely will be shorter than average because of massive monetary stimulus, plunging energy costs (the equivalent of a global tax cut approaching $100 billion), and the arresting and eventual reversal of the record-breaking pace and amount of inventory liquidations that have already impacted manufacturers. Indeed, the transition from recession to recovery will soon be underway.

It is the profile of the recovery which will more importantly differentiate the current business cycle from previous ones in the experience of most investors. The coming rebound is likely to be muted versus the classic V-shaped patterns of the recent past. In the words of the Financial Times: "A new surge in corporate investment spending is far off given the huge decline in capacity utilization to levels last seen in the early 1980's. With profits as a share of national income having fallen every year since 1997, companies have added reasons to be cautious." To make the point that businesses won't soon play their traditional expansionary role, Yogi would have simply said: "If people don't want to come out to the Park, nobody's going to stop them." Moreover, the U.S. cannot rely on exports to ignite a strong recovery when Japan's recession appears to be worsening and growth in Europe is stagnant at best. As to the all-important consumer sector, there can't be a great deal of punch (this year anyway) in light of high levels of household debt and two consecutive years of falling net worth. Accordingly, a "normal" postwar recovery is not likely. It could well be weak and slow.

So, what is the takeaway for investors from a sluggish recovery in which most businesses will have little or no pricing power and will remain under intense profit margin pressures until the recovery picks up steam? Veteran investment strategist Barton Biggs of Morgan Stanley recently answered that critical question this way: "A world with steeper, synchronized economic cycles, little pricing power and therefore low inflation, more stable long-term interest rates but more volatile short-term rates, pressure on profit margins, and altered risk premiums changes the investment roadmap in ways I can't imagine. However, one thing is for sure. Companies with growing earnings will get fancy valuations for their stocks."

The message of Biggs' brief sermon is tantamount to preaching to those of us already converted to a "religion" of investing in sustainable growth companies and who know from experience that the most significant periods of out performance for such an approach comes in periods of recession and slow economic growth. This should be even truer now and for the foreseeable future, because your "Global Leaders" portfolio companies have never been more attractively valued relative to the market and in absolute terms in my forty years of professional experience.

A two-tiered stock market with premium prices accorded faster growing companies is the appropriate configuration unless the valuations reach ridiculous levels as they did in the "Nifty Fifty" period in the early 1970's. Incongruously, higher business risk NASDAQ companies now command the lofty heights of the top tier of the market with the S&P 500 Index companies and high-quality growth companies in the bottom tier. Just as topsy turvy is the fact that the average P/E multiple of your sustainable growth companies is virtually the same as the P/E of the S&P 500 Index even though your "Global Leaders" are growing twice as fast.

It could well be that the market has reached a juncture where a reversal of tiers is likely -- with dramatically favorable implications for the investment performance of those companies that can sustain superior earnings growth. U.S. Global Leaders Growth Fund shareholders are already on a pathway towards realizing the rewards that would accrue from such an eventuality. Most other investors have yet to heed Yogi's advice: "When you come to a fork in the road, take it."

I encourage you to periodically visit the Fund's internet website: www.usgloballeaders.com. The homepage for our site is a monthly update of the Fact Sheet on the Fund, which shows current holdings, recent performance with relevant comparisons and other important data.

The Fund's transfer agent, Orbitex Data Services, has recently upgraded their web access facility for shareholders. If you have not already done so, you can view details on your shareholder account (i.e. current value, transactions, registration). New users must first establish their own User ID and Password on the site. To do this go to the Fund's web site (www.usgloballeaders.com) and select "View Account Information" which is the last item on the navigation bar to the left. A new page will open. Select "logging in for the first time". From the drop down box select "US Global Funds". Then supply the Tax ID or SSN number associated with the shareholder account (leaving out the dashes) along with a self-selected User ID and Password. You can then use your User ID and Password for future access. Should you have any difficulties, please contact Gordon Marchand at our office (212-765-5350, GMarchand@ywm.com).

It is said that successful investing, like success itself, is a journey, not a destination. We are gratified that you have chosen to invest with U.S. Global Leaders Growth Fund. We are committed to making it a safe and rewarding experience.

Cordially,

/s/ George M. Yeager
George M. Yeager

"Patience is the companion of wisdom."  St. Augustine

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The tax adjusted returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual tax adjusted returns depend on your situation and may differ from those shown. Furthermore, the tax adjusted returns shown are not relevant to those who hold their shares through tax-deferred arrangements. The Standard and Poor's 500 Index is an unmanaged index generally representative of the market for stocks of large-sized U.S. companies. The Lipper Large-Cap Growth Index is an unmanaged, net asset weighted index of 30 mutual funds that invest primarily in large companies with earnings expected to grow faster than stocks in major market indices. The Lipper International Fund Index is an unmanaged, net asset weighted index of 30 mutual funds that invest in securities primarily trading in markets outside the U.S. These indices are not available for investment and do not incur fees or expenses.



                        U.S. Global Leaders Growth Fund

        SCHEDULE OF INVESTMENTS at December 31, 2001 (Unaudited)

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 96.8%
BEVERAGES: 4.1%

72,800             Coca-Cola Co. ........................             $3,432,520
                                                                      ----------

BUSINESS & Information Services: 6.3%
62,200             Automatic Data Processing, Inc. ......              3,663,580
15,100             Marsh & McLennan Companies, Inc. .....              1,622,495
                                                                      ----------
                                                                       5,286,075
                                                                      ----------

ENTERTAINMENT & Lodging: 4.4%
92,400             Marriott International, Inc.-- Class A              3,756,060
                                                                      ----------

FINANCIAL SERVICES: 6.4%
103,500            State Street Corp. ...................              5,407,875
                                                                      ----------

FOOD SERVICES: 10.5%
114,000            McDonald's Corp. .....................              3,017,580
307,720            Starbucks Corp.* .....................              5,862,066
                                                                      ----------
                                                                       8,879,646
                                                                      ----------

FOODS: 4.8%
78,200             Wrigley (WM.) JR. Co. ................              4,017,134
                                                                      ----------

HEALTH PRODUCTS: 10.8%
59,100             Abbott Laboratories ..................              3,294,825
99,200             Johnson & Johnson ....................              5,862,720
                                                                      ----------
                                                                       9,157,545
                                                                      ----------

HOUSEHOLD PRODUCTS: 3.1%
44,700             Colgate Palmolive Co. ................              2,581,425
                                                                      ----------

INSURANCE: 5.0%
53,512             American International Group, Inc. ...              4,248,853
                                                                      ----------

MASS MERCHANDISING: 7.1%
104,313            Wal-Mart Stores, Inc. ................              6,003,213
                                                                      ----------

PACKAGE DELIVERY SERVICES: 2.3%
35,800             United Parcel Service ................              1,951,100
                                                                      ----------

PHARMACEUTICALS: 11.3%
66,700             Merck & Co. ..........................              3,921,960
140,100            Pfizer, Inc. .........................              5,582,985
                                                                      ----------
                                                                       9,504,945
                                                                      ----------



4


                        U.S. Global Leaders Growth Fund

      SCHEDULE OF INVESTMENTS at December 31, 2001 (Unaudited) (Continued)

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAILING: 16.9%
94,800             Home Depot, Inc. .....................             $4,835,748
290,125            Staples, Inc.* .......................              5,425,337
128,870            Tiffany & Co. ........................              4,055,539
                                                                      ----------
                                                                      14,316,624
                                                                      ----------

TOILETRIES: 3.8%
95,392             Gillette Company (The) ...............              3,186,093
                                                                      ----------

TOTAL COMMON STOCKS
                   (cost $51,855,194)                                 81,729,108
                                                                      ----------


PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 2.9%

MONEY MARKET INVESTMENT 2.9%
$2,481,435         Federated Cash Trust Series II
                    (cost $2,481,435) ...................            $ 2,481,435
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES
        (cost $54,336,629): 99.7% ........................            84,210,543
Other Assets less Liabilities: 0.3% ......................               263,899
                                                                     -----------
NET ASSETS: 100.0% .......................................           $84,474,442
                                                                     ===========

*   Non-income producing security.
+ At December 31, 2001, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes.
    Unrealized appreciation and depreciation
    were as follows:
    Gross unrealized appreciation ........... $   30,935,119
    Gross unrealized depreciation ...........     (1,061,205)
                                              --------------
    Net unrealized appreciation ............. $   29,873,914


See accompanying Notes to Financial Statements.



                        U.S. GLOBAL LEADERS GROWTH FUND
        STATEMENT OF ASSETS AND LIABILITIES at December 31, 2001 (Unaudited)

ASSETS
  Investments in securities, at value
     (cost $54,336,629 ) ...................................       $ 84,210,543
  Receivables:
        Fund shares sold ...................................            271,494
        Dividends and interest .............................             69,508
  Prepaid expenses .........................................              7,180
                                                                   ------------
        Total assets .......................................         84,558,725
                                                                   ------------
LIABILITIES
  Payables:
        Fund shares redeemed ...............................             33,779
        Administration fees ................................             13,392
        Advisory fees ......................................              8,508
  Accrued expenses .........................................             28,604
                                                                   ------------
                Total liabilities ..........................             84,283
                                                                   ------------

  NET ASSETS ...............................................       $ 84,474,442
                                                                   ============
  Net asset value, offering and redemption
    price per share
    ($84,474,442/3,348,751 shares outstanding;
    unlimited number of shares authorized
    without par value) .....................................       $      25.23
COMPONENTS OF NET ASSETS
  Paid-in capital ..........................................       $ 63,503,011
  Accumulated net investment loss ..........................         (1,491,619)
  Accumulated net realized loss on investments .............         (7,410,864)
  Net unrealized appreciation on investments ...............         29,873,914
                                                                   ------------
        Net assets .........................................       $ 84,474,442
                                                                   ============


See accompanying Notes to Financial Statements.



                        U.S. GLOBAL LEADERS GROWTH FUND
 STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (Unaudited)

INVESTMENT INCOME
Income
        Dividends .............................................     $   371,275
        Interest ..............................................          23,272
                                                                    -----------
        Total income ..........................................         394,547
                                                                    -----------

Expenses
        Advisory fees .........................................         403,626
        Administration fees ...................................          72,825
        Fund accounting fees ..................................          18,768
        Custody fees ..........................................          11,408
        Transfer agent fees ...................................          10,856
        Audit fees ............................................          10,120
        Registration fees .....................................           9,016
        Reports to shareholders ...............................           7,912
        Trustee fees ..........................................           5,888
        Legal fees ............................................           3,864
        Miscellaneous .........................................           2,944
        Insurance expense .....................................           1,472
                                                                    -----------
                Total expenses ................................         558,699
                                                                    -----------
                        Net investment loss ...................        (164,152)
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments ..............................        (651,190)
Net unrealized appreciation on investments ....................       1,757,413
                                                                    -----------
        Net realized and unrealized gain on investments .......       1,106,223
                                                                    -----------
        NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS .......................................     $   942,071
                                                                    ===========


See accompanying Notes to Financial Statements.
                                                                             7


                        U.S. Global Leaders Growth Fund
                       STATEMENT OF CHANGES IN NET ASSETS


                                                 SIX MONTHS ENDED     YEAR ENDED
                                                DECEMBER 31, 2001#   JUNE 30, 2001
                                                ------------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
        Net investment loss ....................   $   (164,152)   $   (456,664)
        Net realized loss on
                investments ....................       (651,190)     (1,512,513)
        Net unrealized appreciation
                (depreciation) on investments ..      1,757,413      (2,735,150)
                                                   ------------    ------------

        Net increase (decrease) in net assets
                resulting from operations ......        942,071      (4,704,327)
                                                   ------------    ------------

CAPITAL SHARE TRANSACTIONS
        Net increase (decrease) in net assets
                derived from net change in
                outstanding shares (a) .........      2,367,805      (1,044,554)
                                                   ------------    ------------

        Total increase (decrease) in net assets       3,309,876      (5,748,881)
                                                   ------------    ------------

NET ASSETS
        Beginning of period ....................     81,164,566      86,913,447
                                                   ------------    ------------

        End of period ..........................   $ 84,474,442    $ 81,164,566
                                                   ============    ============

(a)     A summary of capital share transactions is as follows:




                               SIX MONTHS ENDED              YEAR ENDED
                               DECEMBER 31, 2001#            JUNE 30, 2001
                               ------------------            -------------

                              SHARES       VALUE        SHARES        VALUE
                              ------       -----        ------        -----

Shares sold .............    340,456    $ 8,265,697     384,717    $  9,952,842
Shares redeemed .........   (240,693)    (5,897,892)   (431,808)    (10,997,396)
                            --------    -----------    --------    ------------

Net increase
        (decrease) ......     99,763    $ 2,367,805     (47,091)   $ (1,044,554)
                            ========    ===========    ========    ============

#   Unaudited.

See accompanying Notes to Financial Statements.


U.S. Global Leaders Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period (Unaudited)


                                                        Six Months
                                                          Ended
                                                         Dec. 31,                    Year Ended June 30,
                                                          2001#       2001        2000        1999       1998      1997
                                                          -----       ----        ----        ----       ----      ----

Net asset value, beginning of period ..............   $   24.98   $   26.37  $   25.65  $    22.35  $   16.29  $   12.08

INCOME FROM INVESTMENT OPERATIONS:
        Net investment loss .......................       (0.05)      (0.14)     (0.07)      (0.13)     (0.07)     (0.04)
        Net realized and unrealized
                gain (loss) on investments ........        0.30       (1.25)      0.79        3.43       6.13       4.39

        Total from investment operations ..........        0.25       (1.39)      0.72        3.30       6.06       4.35

LESS DISTRIBUTIONS:
        From net investment income ................       --           --         --          --         --         --
        From net realized gain ....................       --           --         --          --         --        (0.14)

        Total distributions .......................       --           --         --          --         --        (0.14)

        Net asset value, end of period ............   $   25.23   $   24.98  $   26.37  $    25.65  $   22.35  $   16.29
                                                      =========   =========  =========  ==========  =========  =========

        Total return ..............................       1.00%^      (5.27)%     2.81%      14.77%     37.20%     36.29%

RATIOS/SUPPLEMENTAL DATA:
        Net assets, end of period (millions) ......   $   84.5    $   81.2   $   86.9   $   129.0   $   89.4   $   26.9

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
        Before fees waived and expenses
                absorbed ..........................        1.38%+      1.38%      1.31%       1.31%      1.43%      1.87%
        After fees waived and expenses
                absorbed ..........................        1.38%+      1.38%      1.31%       1.31%      1.42%      1.48%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
        Before fees waived and expenses
                absorbed ..........................       (0.41)%+    (0.54)%    (0.23)%     (0.66)%    (0.67)%    (0.79)%
        After fees waived and
                expenses absorbed .................       (0.41)%+    (0.54)%    (0.23)%     (0.66)%    (0.66)%    (0.39)%
        Portfolio turnover rate ...................        3.61%^      3.12%     24.91%      14.27%      4.02%     21.49%

 +    Annualized.
 ^    Not annualized.
 #    Unaudited.


See accompanying Notes to Financial Statements.

                        U.S. GLOBAL LEADERS GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 1 - ORGANIZATION

     The U.S. Global Leaders Growth Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on September 29, 1995. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing in sustainable growth companies with a global reach.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or NASDAQ are valued at the last reported sale price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

     B. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on an identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

                        U.S. GLOBAL LEADERS GROWTH FUND
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)



NOTE 3 -        COMMITMENTS AND OTHER RELATED
                PARTY TRANSACTIONS


     For the period ended December 31, 2001, Yeager, Wood & Marshall, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the period ended December 31, 2001, the Fund incurred $403,626 in advisory fees.

     The Fund is responsible for its own operating expenses. However, the Advisor has agreed to limit the Fund's total expenses to not more than 1.39% of average daily net assets. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation are subject to reimbursement by the Fund within three years, provided the Fund is able to effect such reimbursement and remain in compliance with any applicable expense limitations then in effect. The Advisor has agreed not to seek recoupment of the expenses waived for the Fund.

     U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

      Under $15 million    -   $30,000
      $15 to $50 million   -   0.20% of average daily net assets
      $50 to $80 million   -   0.15% of average daily net assets
      $80 to $100 million  -   0.10% of average daily net assets
      Over $100 million    -   0.05% of average daily net assets

     For the period ended December 31, 2001, the Fund incurred $72,825 in administration fees.
     U.S. Bank N.A., an affiliate of the Administrator, serves as custodian to the Fund.
     Quasar Distributors, LLC acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.
     Certain officers and trustees of the Trust are also officers of the Administrator.

                        U.S. GLOBAL LEADERS GROWTH FUND
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


NOTE 4 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from the sale of securities, excluding short-term investments, for the period ended December 31, 2001, were $3,721,263 and $2,805,627, respectively.

                      This page intentionally left blank.

                                    ADVISOR
                     YEAGER, WOOD & MARSHALL, INCORPORATED
                                630 Fifth Avenue
                            New York, New York 10111
                                 (212) 765-5350

                                  DISTRIBUTOR
                            QUASAR DISTRIBUTORS, LLC
                       615 E. Michigan Street, 3rd Floor
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                     TRANSFER AND DIVIDEND DISBURSING AGENT
                          ORBITEX DATA SERVICES, INC.
                                P.O. Box 542007
                           Omaha, Nebraska 68154-1952

                                    AUDITORS
                               ERNST & YOUNG LLP
                           725 South Figueroa Street
                         Los Angeles, California 90017

                                 LEGAL COUNSEL
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                        55 Second Street, 24th Floor San
                        Francisco, California 94105-3441





This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Due to market volatility, fund performance may fluctuate substantially over short-term and current performance may differ from that shown. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.